RISK MANAGEMENT (Details 5) - COP ($) $ in Millions		Dec. 31, 2017	Dec. 31, 2016
Total gross credit portfolio [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		$ 166,372,776	$ 155,160,176
From 1 to 30 days [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		3,921,600	3,639,706
From 31 to 60 days [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		943,214	779,085
From 61 to 90 days [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		489,539	384,086
Financial assets past due but not impaired [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		5,354,353	4,802,877
Financial assets impaired [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		8,146,220	6,498,218
Current not impaired [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		152,872,203	143,859,081
Commercial
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		89,536,494	83,191,116
Commercial | From 1 to 30 days [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		1,062,814	905,756
Commercial | From 31 to 60 days [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		124,401	109,524
Commercial | From 61 to 90 days [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		91,658	59,929
Commercial | Financial assets past due but not impaired [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		1,278,873	1,075,209
Commercial | Financial assets impaired [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		4,255,774	3,335,104
Commercial | Current not impaired [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		84,001,847	78,780,803
Consumer
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		50,156,131	46,712,389
Consumer | From 1 to 30 days [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		1,881,589	1,649,188
Consumer | From 31 to 60 days [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		593,525	508,195
Consumer | From 61 to 90 days [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		295,676	245,185
Consumer | Financial assets past due but not impaired [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		2,770,790	2,402,568
Consumer | Financial assets impaired [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		2,708,335	2,231,476
Consumer | Current not impaired [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		44,677,006	42,078,345
Mortgage
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		15,103,533	13,781,433
Mortgage | From 1 to 30 days [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		536,926	525,900
Mortgage | From 31 to 60 days [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		165,971	117,856
Mortgage | From 61 to 90 days [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		69,120	51,894
Mortgage | Financial assets past due but not impaired [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		772,017	695,650
Mortgage | Financial assets impaired [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		445,347	349,233
Mortgage | Current not impaired [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		13,886,169	12,736,550
Microcredit
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		409,688	399,431
Microcredit | From 1 to 30 days [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		38,827	44,216
Microcredit | From 31 to 60 days [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		9,285	8,705
Microcredit | From 61 to 90 days [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		6,230	6,455
Microcredit | Financial assets past due but not impaired [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		54,342	59,376
Microcredit | Financial assets impaired [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		58,733	55,600
Microcredit | Current not impaired [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables		296,613	284,455
Finance Leases
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	[1]	11,166,930	11,075,807
Finance Leases | From 1 to 30 days [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	[1]	401,444	514,646
Finance Leases | From 31 to 60 days [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	[1]	50,032	34,805
Finance Leases | From 61 to 90 days [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	[1]	26,855	20,623
Finance Leases | Financial assets past due but not impaired [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	[1]	478,331	570,074
Finance Leases | Financial assets impaired [member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	[1]	678,031	526,805
Finance Leases | Current not impaired [Member]
Disclosure Of Financial Risk Management Explanatory [Line Items]
Loans and receivables	[1]	$ 10,010,568	$ 9,978,928

[1]	See Note 11.